Acquisitions and investments	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Business Combinations [Abstract]
Acquisitions and investments
11. Acquisitions and investments
FTS International, Inc.
On March 4, 2022, the Company acquired the outstanding stock of FTSI for a purchase price of $405.7 million, consisting of cash consideration of $332.8 million, and THRC Holdings’ equity interest of $72.9 million (“THRC FTSI Related Equity”) (collectively the “FTSI Acquisition”).
The THRC FTSI Related Equity was the result of a transaction whereby THRC Holdings, which owned approximately 19.5% of FTSI, agreed to retain that interest in FTSI in lieu of receiving cash pursuant to the FTSI Merger Agreement. Immediately following the closing of the cash acquisition pursuant to the Agreement and Plan of Merger, dated as of October 21, 2021, by and among FTSI, ProFrac LLC and ProFrac Acquisitions, Inc. (the “FTSI Merger Agreement”), ProFrac LLC distributed the 80.5% of the FTSI equity it acquired in such merger to Farris Wilks and THRC Holdings in a manner that resulted in each of them owning 50% of FTSI (the “FTSI Distribution”), with THRC Holdings receiving a smaller share of the FTSI Distribution and instead retaining certain preferred equity in ProFrac LLC in lieu of its redemption in connection with such distribution.
We have accounted for the acquisition of FTSI using the acquisition method of accounting. We used our best estimates and assumptions to assign fair value to the tangible and intangible assets expected to be acquired and liabilities expected to be assumed at the acquisition date. The majority of the measurements of assets acquired and liabilities assumed, are based on inputs that are not observable in the market and thus represent Level 3 inputs.
The following table summarizes the preliminary allocation of the purchase price:

(In thousands)
Assets acquired:
Cash and cash equivalents	$53,771
Accounts receivable	89,268
Prepaid expense and other assets	4,037
Inventories	42,344
Property, plant and equipment	307,113
Operating lease ROU asset	2,748
Intangible assets	1,239
Other assets	1,583

Total assets acquired	502,103

Liabilities assumed:
Accounts payable	62,985
Accrued expenses	19,308
Operating lease liability current	1,235
Current portion of debt	10,136
Other current liabilities	309
Operating lease liability non-current	1,512
Other non-current liabilities	928

Total liabilities assumed	96,413

Net assets acquired	$405,690

The allocation of the purchase price to FTSI’s net tangible assets and liabilities and identifiable intangible assets as of March 4, 2022, is preliminary and subject to revisions to the fair value calculations for the identifiable assets and liabilities. The determination and allocation of the purchase consideration are subject to change during the measurement period, up to one year from the date the acquisition closed.
For the three months ended March 31, 2022, our revenues and pretax earnings included $48.6 million and $0.1 million loss, respectively, associated with the FTSI acquired operations after the closing on March 4, 2022. In addition, FTSI Acquisition-related costs of approximately $3.7 million were incurred during the three months ended March 31, 2022, consisting of external legal and consulting fees. These costs are classified in selling, general and administrative expense in the consolidated statements of operations. Additionally, we incurred $9.3 million in severance costs in connection with the FTSI Acquisition, which are classified in selling, general and administrative expense in the consolidated statements of operations.
The following unaudited pro forma results of operations have been prepared as though the FTSI acquisition had been completed on January 1, 2021. Pro forma amounts are based on the purchase price allocation of the significant acquisition and are not necessarily indicative of the results that may be reported in the future.

(In thousands)	Three Months Ended March 31,
	2022	2021
Revenue	$421,615	$245,493
Net loss	(1,223)	(49,626)
Flotek Industries, Inc.
On February 2, 2022, we entered into an agreement with Flotek Industries, Inc. (“Flotek”), pursuant to which Flotek will provide full downhole chemistry solutions for a minimum of ten hydraulic fleets for three years starting on April 1, 2022, at a price of cost plus 7% (“Flotek Supply Agreement”). In exchange for entry into the Flotek Supply Agreement, we received $10 million in initial principal amount of notes that are convertible into Flotek common stock (“Convertible Notes”) and acquired an additional $10 million in principal amount of Convertible Notes in a related private offering transaction. Our equity ownership in Flotek on a fully diluted basis as a result of this investment is approximately 17%. In addition, we are permitted to designate up to two new directors to Flotek’s board of directors.
On February 16, 2022, we and Flotek agreed to amend the Flotek Supply Agreement to increase the term to ten years and increase the scope to 30 fleets. In exchange for our entry into the amendment to the Flotek Supply Agreement (the “Flotek Supply Agreement Amendment”), Flotek agreed to issue us $50 million in initial principal amount of Convertible Notes that will be convertible into Flotek common stock. The Flotek Supply Agreement Amendment and issuance to us of additional Flotek Convertible Notes are conditioned upon customary closing conditions including the approval of Flotek’s shareholders. In May 2022, the Flotek shareholders approved the Convertible Notes issuance and the Flotek Supply Agreement Amendment. See Note 15 – Subsequent Events. Our equity ownership in Flotek on a fully diluted basis after the consummation of these transactions is approximately 43%, and we will be permitted to designate two additional directors, or up to four new directors to Flotek’s board of directors.
The Flotek Supply Agreement Amendment includes a minimum annual volume commitment whereby we will be obligated to pay Flotek liquidated damages equal to 25% of the shortfall for such year, should we fail to meet the minimum purchase amount.
The notes issued to ProFrac
accrue paid-in-kind interest
at a rate of 10% per annum, have a maturity of one year, and convert into common stock of Flotek (a) at the holder’s option at any time prior to maturity, at a price of $1.088125 per share, (b) at Flotek’s option, if the volume-weighted average trading price of Flotek’s common stock equals or exceeds $2.50 for 20 trading days during a 30 consecutive trading day period, or (c) at maturity, at a price of $0.8705 (the “Convertible Notes”). We initially recognized the Convertible Notes with an initial principal balance of $20 million at $20 million.
We have designated our investment in the Convertible Notes as trading securities. Securities designated as trading securities are reported at fair value, with gains or losses resulting from changes in fair value recognized in net investment income on the consolidated statements of operations. For the three months ended March 31, 2022, we recognized noncash income of $8.1 million as other (expense) income on our consolidated statements of operations related to the change in fair value of the Convertible Notes. The Company had an investment of $28.1 million in Flotek as of March 31, 2022, a Level 3 fair value measurement. See Note 12 — Fair Value of Financial Instruments for more information on our investments using Level 3 measurements.
Basin Production and Completion LLC
During the year ended December 31, 2021, the Company purchased Series
B-1
Preferred Units of Basin Production and Completion LLC (“BPC”), a manufacturer of equipment used in hydraulic fracturing for $4.2 million. This comprises approximately 20% of the BPC Series B Preferred Units. As of December 31, 2021, we did not exercise significant influence over this entity. As we determined this to be an equity security, we initially recorded our investment at cost, presented as “Investments” in our consolidated balance sheets as of December 31, 2021.
On February 9, 2022, the Company entered into an agreement to purchase all the series
A-1
&
B-1
preferred units of BPC for $46.0 million (“Basin Units Acquisition”), consisting of $40.0 million to BPC for series
A-1
&
B-1
preferred units and $6.0 million to selling holders of BPC series
B-1
preferred units. Additionally, on February 14, 2022, the Company made a loan to FHE USA LLC, a subsidiary of BPC for $1.25 million. The loan bears interest at the rate of 5% per annum. Interest is either paid at each calendar quarter end or added to the principal balance at the election of BPC. The loan matures on February 14, 2027. The Company had an investment of $50.2 million in BPC as of March 31, 2022.
As of March 31, 2022, our investments in BPC provide the Company the ability to have significant influence, but not control over BPC’s operations. BPC’s business and affairs are managed under the direction of its board of directors, which the Company does not control. Based on our evaluation, we determined that BPC is a VIE, but the Company is not the primary beneficiary of the VIE. We have elected the fair value option to account for our equity method investment in BPC. See Note 12 — Fair Value of Financial Interests for more information on our investments using Level 3 measurements.
EKU
On December 22, 2020, the Company purchased a 25% stake in EKU, an equipment manufacturer based in Germany, for $1.2 million. For the year ended December 31, 2020, we accounted for this investment using the equity method as we had significant influence over EKU, and held a voting interest of 20% or greater, but less than 50%. In January 2021, the Company obtained a controlling interest in EKU, the results of which are consolidated thereafter.
The Company obtained a 75% controlling interest in EKU in January 2021 and performed a purchase price allocation in conjunction with the consolidation of this subsidiary. We recognized net working capital of $2.5 million, property, plant and equipment of $0.4 million, intangible assets of $3.5 million and debt of $1.4 million at estimated fair value. In consolidation, we eliminated our investment in associate, recognized equity of $3.7 million for the value of our 75% interest, and noncontrolling interest of $1.2 million for the value of the minority shareholder positions. See Note 6 – Intangible Assets for additional information related to the recognized intangible assets.
Munger Ranch
The Company entered into an agreement to acquire property in West Texas (“Munger Right Agreement”) in November 2021 for a purchase price of $30.0 million. Under the Munger Right Agreement, the sellers were given the option to receive the consideration in cash, or in the event of an IPO prior to November 17, 2022, in equity, at the sellers’ election. Under the equity option, in the event the Company completes an IPO, the sellers would be entitled to 1.5% of the outstanding shares of common stock immediately following the IPO. Each seller initially elected the equity option, as such this was a non-cash
transaction for the Company for the year ended December 31, 2021. The Munger Right Agreement includes a ‘Make Whole’ provision. Under the Make Whole provision, if any seller liquidates 100% of the Class A shares they are issued prior to the one-year
anniversary of the IPO, then the company will pay the difference between the IPO price of the shares disposed and the disposal price of the Class A shares. As of March 31, 2022, the liability of $30.0 million is presented within Other Current Liabilities in our Balance Sheet. The acquired property was treated as an asset acquisition and not an acquisition of a business, and is presented within Property, plant, and equipment in our consolidated balance sheets as of March 31, 2022.
On February 4, 2022, THRC Holdings entered into a Rights Agreement with Encantor Properties LP, one of the sellers from whom the Company purchased the Munger Ranch property, under which the related party was assigned rights to $8.1 million of the $30.0 million in consideration related to the Munger purchase.
As part of the IPO completed in May 2022, the sellers of Munger Ranch were issued 2,114,273 shares of Class A Common Stock in exchange for the $30.0 million consideration related to the Munger Ranch purchase. See Note 15 – Subsequent Events.
iO-TEQ,
LLC
The Company acquired
iO-TEQ,
LLC (“IOT”) in October 2021 for $2.2 million and performed a purchase price allocation at the acquisition date. We recognized net working capital of $0.2 million, property, plant and equipment of $0.1 million, intangible assets of $2.4 million and debt of $0.4 million at estimated fair value. See Note 6 – Intangible Assets for additional information related to the recognized intangible assets.
Best Flow minority interests
In December 2021, the Company entered into an agreement with Eagleton Venture, Inc. (“Eagleton”) to purchase Eagleton’s 15.172% interest in Best Flow for a purchase price of $3.9 million. During the three months ended March 31, 2022. Eagleton was paid $3.9 million in cash.

8. Investments and Acquisitions
Basin Production and Completion LLC
Between September 27 and December 23, 2021, the Company purchased Series
B-1
Preferred Units of Basin Production and Completion LLC (“BPC”), a manufacturer of equipment used in hydraulic fracturing for $4.2 million. This comprises approximately 20% of the BPC Series B Preferred Units. As of December 31, 2021, we do not exercise significant influence over this entity. As we determined this to be an equity security, we initially recorded our investment at cost, presented as “Investments” in our consolidated balance sheets as of December 31, 2021. As the Series
B-1
Preferred Units do not have a readily determinable fair value, and do not qualify for the practical expedient to estimate fair value, after initial recognition we will measure our investment at cost minus any impairment. We did not identify any indicators of impairment of our investment as of December 31, 2021. The Company made additional investments in BPC and entered into a note receivable with a subsidiary of BPC subsequent to December 31, 2021. See Note 11 – Subsequent Events.
EKU
On December 22, 2020, the Company purchased a 25% stake in EKU, GmbH (“EKU”), an equipment manufacturer based in Germany, for $1.2 million. For the year ended December 31, 2020, we accounted for this investment using the equity method as we had significant influence over EKU, and held a voting interest of 20% or greater, but less than 50%. The results of operations for EKU between December 22 and December 31, 2020 were not material, and are presented in the consolidated statements of operations in “Cost of revenues.” Investment in this associated company is presented on a one-line
basis as “Investment in associate” in our consolidated balance sheets as of December 31, 2020. In January 2021, the Company obtained a controlling interest in EKU, the results of which are consolidated thereafter.
The Company obtained a 75% controlling interest in EKU in January 2021 and performed a purchase price allocation in conjunction with the consolidation of this subsidiary. We recognized net working capital of $2.5 million, property, plant and equipment of $0.4 million, intangible assets of $3.5 million and debt of $1.4 million at estimated fair value. In consolidation, we eliminated our investment in associate, recognized equity of $3.7 million for the value of our 75% interest, and noncontrolling interest of $1.2 million for the value of the minority shareholder positions. See Note 5 – Intangible assets for additional information related to the recognized intangible assets.
Munger Ranch
The Company entered into an agreement to acquire property in West Texas (“Munger Right Agreement”) in November 2021 for a purchase price of $30.0 million. Under the Munger Right Agreement, the sellers were given the option to receive the consideration in cash, or in the event of an initial public offering (“IPO”) prior to November 17, 2022, in equity, at the sellers’ election. Under the equity option, in the event the Company completes an IPO, the sellers would be entitled to 1.5% of the outstanding shares of common stock immediately following the IPO. Each seller initially elected the equity option, as such this was a non-cash
transaction for the Company for the year ended December 31, 2021. If the IPO does not occur prior to November 17, 2022, then the consideration in the sale will be payable in cash. Additionally, the Munger Right Agreement includes a ‘Make Whole’ provision. Under the Make Whole provision, if any seller liquidates 100% of the Class A shares they are issued prior to the one-year
anniversary of the IPO, then the company will pay the difference between the IPO price of the shares disposed and the disposal price of the Class A shares. As of December 31, 2021, the liability of $30.0 million is presented within Other Current Liabilities in our Balance Sheet. The acquired property was treated as an asset acquisition and not an acquisition of a business, and is presented within Property, plant, and equipment in our consolidated balance sheets as of December 31, 2021.
Subsequent to December 31, 2021, a related party entered into a Rights Agreement with one of the sellers, under which the related party was assigned rights to $8.1 million of the $30.0 million in consideration related to the Munger Right Agreement. See Note 11 – Subsequent Events.
iO-TEQ,
LLC
The Company acquired
iO-TEQ,
LLC (“IOT”) in October 2021 for $2.2 million and performed a purchase price allocation at the acquisition date. We recognized net working capital of $0.2 million, property, plant and equipment of $0.1 million, intangible assets of $2.4 million and debt of $0.4 million at estimated fair value. See Note 5 – Intangible assets for additional information related to the recognized intangible assets.
Best Flow minority interests
In December 2021, the Company purchased a 2.302% interest in Best Flow from an investor for $0.6 million in cash. Also in December 2021, the Company entered into an agreement with Eagleton Venture, Inc. (“Eagleton”) to purchase Eagleton’s 15.172% interest in Best Flow (“Eagleton Right Agreement”) for a purchase price of $3.9 million. Under the Eagleton Right Agreement, in the event that the Company completes an initial public offering (“IPO”), the Company will issue
Class-A
shares to Eagleton with a fixed total value of $3.9 million divided by the IPO price. If the Company has not consummated an IPO by February 15, 2022, Eagleton may elect to receive $3.9 million in cash. As such, this was a non-cash
transaction for the Company for the year ended December 31, 2021. As of December 31, 2021, this liability of $3.9 million is presented within Other Current Liabilities in our Balance Sheet. Subsequent to December 31, 2021, Eagleton elected to receive the $3.9 million in cash, which was paid in March 2022. See Note 11 – Subsequent Events.